Commitments	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments
12.	Commitments

SynthRx Merger Consideration Milestone Payments

In April 2011, we acquired SynthRx in a merger transaction in exchange of shares of our common stock and rights to additional shares of our common stock.  Pursuant to the merger agreement, we could issue up to an aggregate of 12,478,050 shares of our common stock to the former SynthRx stockholders if and when the development of vepoloxamer achieves the following milestones: (a) 3,839,400 shares upon acceptance for review by the U.S. Food and Drug Administration (“FDA”) of a new drug application (“NDA”) covering the use of vepoloxamer for the treatment of sickle cell crisis in children and (b) 8,638,650 shares upon approval of such NDA by the FDA.  Because we have determined not to pursue development of vepoloxamer in sickle cell disease, it is unlikely that these milestones will be achieved and that any of these shares will be issued.

Operating Leases

We are obligated under operating leases for office space and equipment.  We sublease approximately 13,700 square feet of office space for our corporate headquarters in San Diego, California. Our sublease commenced on January 20, 2015 and expires on May 31, 2020. Our monthly rent of $41,000 escalates by 3% each year on January 20th.  During the first year of the sublease, the monthly base rent for approximately 2 1/3 months, or approximately $96,000, was abated.  In July 2014, we made a payment of $300,000 to the landlord, up to approximately $170,000 of which was applied to our monthly base rent for months 13, 16, 19 and 24 of the sublease term, subject to certain conditions.  The remaining $130,000 is held by the landlord as a security deposit.  Rent expense for our office space is recognized on a straight-line basis.

We lease office equipment under a lease that expires in 2019.

Rent expense was approximately $537,000, $508,000 and $334,000 during the years ended December 31, 2016, 2015 and 2014, respectively.

Future rental commitments under all operating leases are as follows (in thousands):

Year Ending December 31,
2017	$489
2018	547
2019	557
2020	237
Thereafter	—
Total	$1,830